SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) ¥ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Oct. 30, 2023 USD ($)	Oct. 30, 2023 CNY (¥)
Related Party [Member]
Related Party Transaction [Line Items]
Lease from a related party					$ 55,588
Short-term loans payable to related parties total		$ 1,852,431			561,698		563,388
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short-term loans payable to related parties total		418,784	[1]		410,999	[1],[2]	422,541	[2]		$ 400,000	¥ 3
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short-term loans payable to related parties total		139,595	[1]		136,999	[1],[2]	140,847	[2]		$ 100,000	¥ 1
Mr.Xiusheng Wang [Member]
Related Party Transaction [Line Items]
Short-term loans payable to related parties total		13,959	[1]		13,700	[1],[2]		[2]
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Short-term loans payable to related parties total	[1]	1,280,093
Huizhou Kelie Precision Products Co., Ltd. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Purchase of raw materials from a related party							36,380		65,246
Phylion Battery Co.,Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Purchase of raw materials from a related party					12,570
Ms. Xiaodan Liu [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Lease from a related party		$ 82,729			$ 55,588

[1]	On October 30, 2023, the Company entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both bearing zero interest rate and payable on demand.
[2]	On October 30, 2023, the Company entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“ Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB